RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Apr. 12, 2011
Transactions with Golar and affiliates [Abstract]:
Management and administrative services fees	$ 701,000	[1]	$ 526,000	[1]	$ 1,323,000	[1]	$ 526,000	[1]
Ship management fees	793,000	[2]	774,000	[2]	1,586,000	[2]	1,548,000	[2]
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze)	3,793,000	[3]	0	[3]	7,586,000	[3]	0	[3]
Total	5,287,000		1,300,000		10,495,000		2,074,000
Receivables payables from related parties [Abstract]
Trading balances due to Golar and affiliates	1,392,000				1,392,000				3,076,000
Golar LNG vendor financing loan (for the Golar Freeze)	(222,310,000)	[3]			(222,310,000)	[3]			(222,310,000)	[3]
Due from (to) related party	(220,918,000)				(220,918,000)				(219,234,000)
Required notice for termination of management service agreement					120 days
Financing loan agreement					222,300,000
Interest rate of financing arrangement (in hundredths)	6.75%				6.75%
Revolving credit facility	20,000,000				20,000,000						20,000,000
Revolving credit facility maturity date					Dec. 31, 2014
Dividends paid to noncontrolling interest					1,199,000		1,000,000
Purchase options [Abstract]
Amount purchased under purchase option					385,000,000
Environmental and other indemnifications [Abstract]
Environmental claims indemnification deductible	500,000				500,000
Environmental claims indemnification liabilities maximum					5,000,000
Golar Management [Member]
Receivables payables from related parties [Abstract]
Management and administrative services agreement, management fee percentage (in hundredths)					5.00%
China Petroleum Corporation [Member]
Receivables payables from related parties [Abstract]
Percentage ownership in subsidiary (in hundredths)	60.00%				60.00%
Noncontrolling interest percentage in subsidiary (in hundredths)	40.00%				40.00%
Dividends paid to noncontrolling interest	$ 600,000		$ 1,000,000		$ 1,200,000		$ 1,000,000

[1]	Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	Golar LNG vendor financing loan for theGolar Freeze- In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a payment of $222.3 million due in October 2014.